TFA - Transfer of certain financial assets accounted for as secured borrowings (Details 7) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	SFr 44,200		SFr 58,100
Securities lending transactions	10,600		12,000
Obligation to return securities received as collateral, at fair value	25,993	SFr 25,760	28,511
Total	80,800		98,600
Governments debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	20,100		21,100
Securities lending transactions	3,300		3,100
Obligation to return securities received as collateral, at fair value	600		500
Corporate debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	12,600		15,200
Securities lending transactions	500		400
Obligation to return securities received as collateral, at fair value	400		100
Asset-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	11,300		21,600
Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	100		100
Securities lending transactions	6,400		8,200
Obligation to return securities received as collateral, at fair value	25,000		27,900
Other
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	100		100
Securities lending transactions	400		300
Maturity on Demand [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	5,200		7,700
Securities lending transactions	4,800		6,000
Obligation to return securities received as collateral, at fair value	23,700		26,200
Total	33,700		39,900
Maturity Less than 30 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	22,100		29,900
Securities lending transactions	4,900		3,600
Obligation to return securities received as collateral, at fair value	2,300		2,300
Total	29,300		35,800
Maturity 30 to 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	8,000		8,100
Securities lending transactions	200		1,800
Obligation to return securities received as collateral, at fair value	0		0
Total	8,200		9,900
Maturity Greater than 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	8,900		12,400
Securities lending transactions	700		600
Obligation to return securities received as collateral, at fair value	0		0
Total	9,600		13,000
Bank
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Obligation to return securities received as collateral, at fair value	SFr 25,993		SFr 28,511